Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the Company’s financial instruments that are measured at fair value on a recurring basis:
	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds	$4,085	$4,085	$—	$—
	$4,085	$4,085	$	$

Liabilities:
Executive Market Condition Awards	$4,129	$—	$—	$4,129
Common stock warrant liabilities	17,933	9,024	8,909	—
	$22,062	$9,024	$8,909	$4,129
	December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds	$9,648	$9,648	$—	$—
	$9,648	$9,648	$—	$—

Liabilities:
Executive Market Condition Awards	$—	$—	$—	$—
Common stock warrant liabilities	—	—	—	—
	$—	$—	$—	$—

Fair Value Measurement Inputs and Valuation Techniques	The key inputs into the Monte Carlo simulation as of December 31, 2022 were as follows:
December 31, 2022
Expected term (in years)	9.9 years
Volatility	65.0%
Risk-free interest rate	3.8%
Dividend yield	—%

Schedule of Derivative Liabilities at Fair Value
The following table presents the changes in the fair value of the warrant liability:
	Public Warrants	Private Warrants	Total Warrant Liability
Fair value as of December 31, 2021	$—	$—	$—
Assumption of Warrants upon Closing	19,740	19,488	39,228
Change in fair value of Warrant liability	(10,716)	(10,579)	(21,295)
Fair value as of December 31, 2022	$9,024	$8,909	$17,933